Capital Distribution - Narrative (Details) $ / shares in Units, kr in Millions, $ in Millions				3 Months Ended			6 Months Ended			8 Months Ended
	Jul. 26, 2022 $ / shares	Jul. 20, 2022 NOK (kr)	Jul. 20, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2021 USD ($)	Mar. 25, 2022	Jul. 28, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Statement Of Changes In Equity [table]
Increase (decrease) through treasury share transactions, equity							$ (2,170)	[1]	$ 0
Amount of shares settled				$ 304	$ 439	$ 0	$ 742		$ 0
Extraordinary cash dividend per share | $ / shares				$ 0.20
Cash dividends per share authorized [member]
Statement Of Changes In Equity [table]
Cash dividend | $ / shares	$ 0.20
Extraordinary cash dividend per share | $ / shares	$ 0.50
Norwegian State [member]
Statement Of Changes In Equity [table]
Proportion of ownership interest in associate							67.00%
Share buyback programme [member] | Maximum (%) [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares													$ 5,000
Share buyback programme [member] | Norwegian State [member]
Statement Of Changes In Equity [table]
Percentage of shares repurchased										67.00%
Share buyback programme [member] | Norwegian State [member] | Forecast [member]
Statement Of Changes In Equity [table]
Amount of shares settled		kr 13,496	$ 1,399
Share buyback programme [member] | First Tranche [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares					1,000
Share buyback programme [member] | First Tranche [member] | Third Party [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares					$ 330
Share buyback programme [member] | Second Tranche [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares												$ 1,333
Treasury shares purchased							$ 338
Increase (decrease) through treasury share transactions, equity							(440)
Amount of shares settled							304
Share buyback programme [member] | Second Tranche [member] | Norwegian State [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares												893
Share buyback programme [member] | Second Tranche [member] | Third Party [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares												$ 440
Share buyback programme [member] | Third Tranche [Member] | Share transactions [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares				$ 1,833			$ 1,833
Share buyback programme [member] | Third Tranche [Member] | Maximum (%) [member] | Share transactions [member]
Statement Of Changes In Equity [table]
Agreement to buy treasury shares											$ 6,000

[1]	2) For more information see note 7 Capital distribution.